Statements Of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVESTMENT INCOME:
Interest income	$ 640,996	$ 870,824	$ 2,072,015
EXPENSES:
Brokerage and custodial fees	23,947,630	37,951,734	54,834,929
Administrative expenses	1,692,114	1,968,723	2,158,133
Custody fees	85,695	127,291	165,650
Management fees	574,919	651,848	571,739
Total expenses	26,300,358	40,699,596	57,730,451
NET INVESTMENT LOSS	(25,659,362)	(39,828,772)	(55,658,436)
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Futures and forward currency contracts	(16,102,920)	(17,215,476)	(8,224,392)
Foreign exchange translation	(279,960)	32,225	(52,568)
Net change in unrealized:
Futures and forward currency contracts	2,167,110	(6,846,541)	(25,425,124)
Foreign exchange translation	24,611	35,618	(192,987)
Net gains (losses) from U.S. Treasury notes:
Realized	21,695	(56,600)	28,504
Net change in unrealized	(74,728)	73,373	(373,516)
Total net realized and unrealized losses	(14,244,192)	(23,977,401)	(34,240,083)
NET LOSS	(39,903,554)	(63,806,173)	(89,898,519)
LESS PROFIT SHARE TO MANAGING OWNER			1,385
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(39,903,554)	(63,806,173)	(89,899,904)
Series 1 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(37,501,390)	(61,677,100)	(87,273,146)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(108.10)	(113.73)	(139.10)
Series 2 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(12,523)	(12,353)	(16,960)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(75.35)	(70.56)	(88.62)
Series 3 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	(1,906,540)	(1,737,974)	(2,100,691)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(73.04)	(67.85)	(85.70)
Series 4 Unitholders [Member]
Net gains (losses) from U.S. Treasury notes:
NET LOSS AFTER PROFIT SHARE TO MANAGING OWNER	$ (103,177)	$ (46,823)	$ (31,196)
NET GAIN (LOSS) AFTER PROFIT SHARE TO MANAGING OWNER PER AVERAGE UNIT OUTSTANDING
Unitholders	(52.90)	(44.98)	(58.92)